Nonconsolidated Partially-Owned Affiliates (Notes)	12 Months Ended
Sep. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
NONCONSOLIDATED PARTIALLY-OWNED AFFILIATES
NONCONSOLIDATED PARTIALLY-OWNED AFFILIATES

Investments in the net assets of nonconsolidated partially-owned affiliates are stated in the "Investments in partially-owned affiliates" line in the consolidated statements of financial position as of September 30, 2015 and 2014. Equity in the net income of nonconsolidated partially-owned affiliates is stated in the "Equity income" line in the consolidated statements of income for the years ended September 30, 2015, 2014 and 2013.

The following table presents summarized financial data for the Company’s nonconsolidated partially-owned affiliates. The amounts included in the table below represent 100% of the results of operations of such nonconsolidated partially-owned affiliates accounted for under the equity method.

Summarized balance sheet data as of September 30 is as follows (in millions):

	2015	2014
Current assets	$7,083	$4,365
Noncurrent assets	3,294	1,822
Total assets	$10,377	$6,187

Current liabilities	$6,268	$3,318
Noncurrent liabilities	604	570
Noncontrolling interests	20	10
Shareholders’ equity	3,485	2,289
Total liabilities and shareholders’ equity	$10,377	$6,187

Summarized income statement data for the years ended September 30 is as follows (in millions):

	2015	2014	2013
Net sales	$12,922	$10,820	$9,973
Gross profit	1,911	1,638	1,483
Net income	890	790	644
Income attributable to noncontrolling interests	10	3	5
Net income attributable to the entity	880	787	639